NET INCOME (LOSS) PER SHARE (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Basic and fully diluted income (loss) per common share:
Schedule of basic and diluted net loss per share

	For the Period From
	May 19, 2021
	(inception) through
	December 31, 2021
		Non-
	Redeemable	Redeemable
	Common	Common
	Stock	Stock
Basic and diluted net income/(loss) per share:
Numerators:
Net income/(loss)	$(144,837)	$(144,837)
Denominators:
Weighted-average shares outstanding	1,001,327	1,560,288
Basic and diluted net income/(loss) per share	(0.14)	(0.09)

	For the Three Months Ended September 30, 2022		For the Nine Months Ended September 30, 2022
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
	Common Stock	Common Stock	Common Stock	Common Stock
Basic and diluted net income (loss) per share:
Numerators:
Allocation of net income (loss)	$161,815	$40,454	$(410,436)	$(102,609)
Denominators:
Weighted-average shares outstanding	6,500,000	1,625,000	6,500,000	1,625,000
Basic and diluted net income (loss) per share	$0.02	$0.02	$(0.06)	$(0.06)